Loans (Classification Of Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
SBA loans held to maturity	$ 48,918	$ 58,593
SBA 504 loans	31,564	41,438
Commercial loans	363,340	301,564
Residential mortgage loans	182,067	132,094
Consumer loans	46,139	46,410
Total loans held for investment	672,028	580,099
SBA loans held for sale	6,673	6,937
Total Loans	678,701	587,036
Commercial other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	37,611	24,043
Total Loans	37,611	24,043
Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	317,471	264,439
Total Loans	317,471	264,439
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	8,258	13,082
Total Loans	8,258	13,082
Residential mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	175,984	125,232
Total Loans		125,232
Residential Construction Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	175,984
Residential Purchased Mortgages Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgage loans	6,083	6,862
Total Loans	6,083	6,862
Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	43,704	45,152
Total Loans	43,704	45,152
Consumer other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	2,435	1,258
Total Loans	$ 2,435	$ 1,258